Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Deferred finance costs	$ 6.6	$ 8.4
Interest expense on long-term debt	$ 55.1	$ 50.7	$ 63.5